Form 13F

			Form 13F Cover Page

Report for the Quarter Ended June 30, 2005

Check Here if Amendment [ ] Amendment Number:
This Amendment {Check only one.) [ ] is a restatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, July 21, 2005


Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.





List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	       36

Form 13F Information Table Value Total:    15,939


List of Other Included Managers:





[PAGE}


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103     1062    16425 SH       SOLE                    16425
BANK OF AMERICA CORP.          COM              060505104      447     9798 SH       SOLE                     9798
BANK OF NEW YORK INC.          COM              064057102      239     8300 SH       SOLE                     8300
CHICO'S FAS, INC.              COM              168615102      806    23500 SH       SOLE                    23500
CISCO SYSTEMS, INC.            COM              17275R102      708    37124 SH       SOLE                    37124
CITIGROUP INC.                 COM              172967101     1042    22548 SH       SOLE                    22548
DELL, INC.                     COM              247025109      602    15250 SH       SOLE                    15250
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      228     5300 SH       SOLE                     5300
EMC CORP.                      COM              268648102      216    15746 SH       SOLE                    15746
EXXON MOBIL CORPORATION        COM              302290101      626    10900 SH       SOLE                    10900
GENERAL ELECTRIC CO.           COM              369604103     1694    48900 SH       SOLE                    48900
GILLETTE CO.                   COM              375766102      385     7604 SH       SOLE                     7604
HALLIBURTON CO.                COM              406216101      430     9000 SH       SOLE                     9000
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      322     4300 SH       SOLE                     4300
HOME DEPOT INC.                COM              437076102      272     7000 SH       SOLE                     7000
INTEL CORPORATION              COM              458140100      600    23047 SH       SOLE                    23047
JOHNSON & JOHNSON              COM              478160104      396     6100 SH       SOLE                     6100
MBNA CORP.                     COM              55262L101      290    11092 SH       SOLE                    11092
MERCK & CO.                    COM              589331107      246     8000 SH       SOLE                     8000
MICROSOFT CORP.                COM              594918104      564    22700 SH       SOLE                    22700
MORGAN (J.P.) CHASE & CO.      COM              46625H100      268     7600 SH       SOLE                     7600
NASDAQ 100 TRUST               COM              631100104      430    11700 SH       SOLE                    11700
PFIZER INC.                    COM              717081103      485    17581 SH       SOLE                    17581
PNC BANK CORP.                 COM              693475105      414     7600 SH       SOLE                     7600
PRIMUS TELECOMMUNICATIONS GROU COM              741929103       35    55652 SH       SOLE                    55652
ROHM & HAAS CO.                COM              775371107      412     8900 SH       SOLE                     8900
SAPIENT CORPORATION            COM              803062108      142    17937 SH       SOLE                    17937
STANLEY WORKS                  COM              854616109      307     6750 SH       SOLE                     6750
UNITED TECHNOLOGIES CORP.      COM              913017109      632    12300 SH       SOLE                    12300
VECTOR GROUP LTD.              COM              92240M108      541    29139 SH       SOLE                    29139
WASHINGTON MUTUAL INC.         COM              939322103      569    13995 SH       SOLE                    13995
WATERSAVE LOGIC CORP.          COM              941900102        3    25000 SH       SOLE                    25000
ING PRIME RATE TR SER W 3.00   PFD              44977W103      200        8 SH       SOLE                        8
JOHN HANCOCK INCOME SEC TR 3.0 PFD              410123202      225        9 SH       SOLE                        9
JAPAN EQUITY FUND                               471057109       76 12500.000SH       SOLE                12500.000
GENERAL MOTORS ACCEPT. CORP.                    37042GN51       22    25000 PRN      SOLE                    25000